Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended	12 Months Ended
	Jul. 16, 2021	Jun. 15, 2021	Jun. 09, 2021	May 06, 2021	Apr. 01, 2021	Sep. 07, 2018	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Consideration transferred		$ 199,387					$ 199,387
Additional Units that can be purchased by Underwriter			3,300,000
Term of option for underwriters to purchase additional shares			30 days
Additional Public Offering [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued			22,000,000
Sale of Stock, Price Per Share			$ 19.00
Common stock value subscriptions			$ 418,000
Net Proceeds received from sale of stock			$ 237,700
Additional Public Offering By Company [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued			13,000,000
Additional Public Offering By Shareholders [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued			9,000,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Additional number of shares issued Shares	928,447
Additional number of shares issued value	$ 17,100
MAVEN TOPCO LIMITED [Member]
Subsequent Event [Line Items]
Exercise price per share of warrants								$ 0.0001
Consideration transferred						$ 303,236		$ 303,236
MAVEN TOPCO LIMITED [Member] | Definitive Agreement to Acquire Second Spectrum Inc [Member]
Subsequent Event [Line Items]
Consideration transferred				$ 200,000
MAVEN TOPCO LIMITED [Member] | NFL Enterprises LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or right, number of securities called by warrants or rights					22,500,000
Exercise price per share of warrants					$ 0.01
Class of warrant or right, term period					6 years
Class of warrant or right, date from which warrants or rights exercisable					Apr. 01, 2021